CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash in bank	$ 7,736	$ 8,305
Short-term bank deposits	21,269	8,150
Cash and cash equivalents	$ 29,005	$ 16,455	$ 53,786	$ 21,516
Minimum
Cash and Cash Equivalents [Line Items]
Bank deposits, term	3 months
Bank deposits, annual interest rate	2.03%
Maximum
Cash and Cash Equivalents [Line Items]
Bank deposits, term	1 year